ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,528	$ 1,339	$ 625	$ 109
White Label Fee Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	1,512	716	601	85
Athena Plus [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	0	600	0	0
Others [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 16	$ 23	$ 24	$ 24